Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Activities of the Restricted Shares
	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date ($US)
Unvested as of July 1, 2024
Granted	-	-
Vested	-	-
Unvested as of June 30, 2025	-	-
Granted	40,000	12.875
Vested	(40,000)	12.875
Unvested as of December 31, 2025	-	-

*	After giving effect to the reverse stock split effected on March 16, 2026.

Schedule of Allocation of Total Share Based Compensation Expenses
	For the six months ended December 31,
	2025	2024
	US$	US$
General and administrative expenses	42,740	-
Total	42,740	-